Others (Details) - Schedule of Accounts Receivable - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Balance as beginning	$ 8	$ 276
Reversal of impairment loss		(267)
Balance as ending	$ 8	$ 9